NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2019	2018
Participating non-controlling interests – in operating subsidiaries	$8,742	$8,129
General partnership interest in a holding subsidiary held by Brookfield	68	66
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	3,315	3,252
Preferred equity	597	568
	$12,722	$12,015

On February 24, 2019, Brookfield Renewable completed the sale of an additional 25% non-controlling, indirect interest in a portfolio of select Canadian hydroelectric assets to a consortium of buyers. This sale was for the same price as Brookfield Renewable's initial 25% non-controlling interest sale of this portfolio disclosed in Note 31 of the 2018 annual consolidated financial statements, subject to an adjustment for dividend recapitalization completed in the fourth quarter of 2018. Cash consideration of C$331 million was received from the non-controlling shareholders on February 28, 2019. Upon completion of the sale, Brookfield Renewable recognized a $4 million gain directly in equity. Subsequent to completion of the sale, Brookfield Renewable has continued to control and operate the assets and maintains a 50% economic interest in the portfolio.
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2016	$963	$1,654	$1,085	$—	$—	$127	$1,675	$14	$71	$5,589
Net income (loss)	(29)	(13)	33	—	—	12	47	—	3	53
OCI	(76)	269	111	—	—	2	78	(1)	—	383
Capital contributions	—	89	186	—	—	—	19	—	—	294
Acquisition	—	—	525	—	—	—	—	—	—	525
Distributions	(8)	(317)	(88)	—	—	(7)	(115)	—	(4)	(539)
Purchase of Isagen shares	—	—	(1)	—	—	—	(5)	5	—	(1)
Other	—	—	1	—	—	—	2	(9)	—	(6)
As at December 31, 2017	850	1,682	1,852	—	—	134	1,701	9	70	6,298
Net income	1	9	86	—	4	14	174	1	8	297
OCI	66	298	805	—	(11)	(18)	504	5	58	1,707
Capital contributions	—	9	5	—	293	—	—	—	—	307
Acquisition	—	—	—	—	—	—	—	—	21	21
Distributions	(17)	(81)	(276)	—	—	(6)	(167)	—	(6)	(553)
Other	—	12	(3)	—	(10)	—	—	—	53	52
As at December 31, 2018	900	1,929	2,469	—	276	124	2,212	15	204	8,129
Net income (loss)	—	(13)	73	6	19	17	154	1	5	262
OCI	46	134	330	(3)	61	(41)	266	2	—	795
Capital contributions	—	—	2	159	268	—	—	(2)	3	430
Disposals	—	(87)	—	—	—	—	—	—	(85)	(172)
Distributions	(24)	(120)	(274)	—	(1)	(11)	(259)	(1)	(16)	(706)
Other	—	8	(3)	1	(5)	—	2	(2)	3	4
As at December 31, 2019	$922	$1,851	$2,597	$163	$618	$89	$2,375	$13	$114	$8,742
Interests held by third parties	75%-80%	43%-60%	23%-71%	72%-73%	50%	25%	53%	0.4%	20%-50%

The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen (2)	Other	Total
Interests held by third parties	75%-80%	43%-60%	69%-71%	72%-73%	50%	25%	76%	20%-50%
Place of business	United States, Brazil	United States, Brazil, Europe	United States, Brazil, India, China	India, China	Canada	United States	Colombia	United States, Brazil, Canada, Colombia
Year ended December 31, 2017:
Revenue	$123	$430	$53	$—	$—	$135	$797	$32	$1,570
Net income (loss)	(34)	(20)	18	—	—	47	89	7	107
Total comprehensive income (loss)	(133)	529	126	—	—	57	236	—	815
Net income (loss) allocated to non-controlling interests	(29)	(13)	13	—	—	12	67	3	53
Year ended December 31, 2018:
Revenue	$157	$447	$311	$—	$38	$142	$896	$21	$2,012
Net income	2	17	19	—	15	56	331	2	442
Total comprehensive income (loss)	95	544	898	—	25	(16)	1,290	16	2,852
Net income allocated to non-controlling interests	1	9	15	—	6	14	251	1	297
As at December 31, 2018:
Property, plant and equipment, at fair value	$1,687	$5,553	$2,322	$—	$1,679	$875	$6,665	$253	$19,034
Total assets	1,737	5,831	3,725	—	1,975	982	7,717	293	22,260
Total borrowings	536	1,979	838	—	924	369	1,744	70	6,460
Total liabilities	582	2,395	1,441	—	1,933	387	3,548	88	10,374
Carrying value of non-controlling interests	900	1,929	1,641	—	314	124	3,169	52	8,129
Year ended December 31, 2019:
Revenue	$155	$451	$255	$39	$96	$145	$971	$29	$2,141
Net income (loss)	2	(20)	10	9	42	67	293	6	409
Total comprehensive income (loss)	61	294	359	4	138	(99)	1,007	17	1,781
Net income allocated to non-controlling interests	—	(13)	8	6	19	17	220	5	262
As at December 31, 2019:
Property, plant and equipment, at fair value	$1,713	$5,240	$2,508	$538	$1,849	$696	$7,352	$261	$20,157
Total assets	1,754	5,455	3,371	662	3,486	794	8,403	268	24,193
Total borrowings	509	1,756	850	331	1,651	325	1,865	93	7,380
Total liabilities	569	2,116	1,089	439	2,045	342	3,928	114	10,642
Carrying value of non-controlling interests	922	1,852	1,622	162	651	88	3,395	50	8,742

(1)	Excludes information relating to Isagen which is presented separately.

(2)
The total third parties ownership interest in Isagen as of December 31, 2019 was 75.9% and comprised of Brookfield Infrastructure Fund III: 22.9%, Isagen Institutional investors 52.6% and other non-controlling interests: 0.4%.

General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP Unit distributions exceed $0.375 per LP Unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP Unit distributions exceed $0.4225 per LP Unit, the incentive distribution is equal to 25% of distributions above this threshold.
Consolidated equity includes Redeemable/Exchangeable partnership units and the GP interest. The Redeemable/Exchangeable partnership units are held 100% by Brookfield, which at its discretion has the right to redeem these units for cash consideration. No Redeemable/Exchangeable partnership units have been redeemed for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Renewable on a one for one basis, the Redeemable/Exchangeable partnership units are classified as equity in accordance with IAS 32, Financial Instruments: Presentation. The Redeemable/Exchangeable partnership units and GP interest are presented as non-controlling interests since they provide Brookfield the direct economic benefits and exposures to the underlying performance of BRELP. The LP Units issued by Brookfield Renewable and the Redeemable/Exchangeable partnership units issued by its subsidiary BRELP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable/Exchangeable partnership units and the GP interest participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP Units of Brookfield Renewable.
As at December 31, 2019, general partnership units and Redeemable/Exchangeable partnership units outstanding were 2,651,506 units (December 31, 2018: 2,651,506 units) and 129,658,623 units (December 31, 2018: 129,658,623 units), respectively.
Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$5	$5
Incentive distribution	50	40
	$55	$45
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	$268	$255
	$323	$300

The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield:

(MILLIONS)	2019	2018	2017
For the year ended December 31:
Revenue	$2,980	$2,982	$2,625
Net income	273	403	51
Comprehensive income	1,998	3,667	1,401
Net income allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	—	1	(1)
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(25)	17	(23)
As at December 31:
Property, plant and equipment, at fair value	$30,714	$29,025
Total assets	35,691	34,103
Total borrowings	11,004	10,718
Total liabilities	17,560	16,897
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	68	66
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	3,315	3,252

(1)
Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 178.9 million, respectively (2018: 2.7 million, 129.7 million, and 180.2 million, respectively and 2017: 2.7 million, 129.7 million, and 173.5 million, respectively).

(2)
Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 179.0 million, respectively (2018: 2.7 million, 129.7 million and 178.8 million, respectively).

Preferred equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2019	2018	December 31, 2019	December 31, 2018
Series 1 (C$136)	5.45	3.36	April 2020	$3	$4	$105	$100
Series 2 (C$113)(1)	4.51	4.26	April 2020	4	3	86	83
Series 3 (C$249)	9.96	4.40	July 2019	8	8	192	182
Series 5 (C$103)	4.11	5.00	April 2018	4	4	79	75
Series 6 (C$175)	7.00	5.00	July 2018	7	7	135	128
	31.03			$26	$26	$597	$568

(1)	Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2019, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
Class A Preference Shares – Normal Course Issuer Bid
In July 2019, Brookfield Renewable announced that the Toronto Stock Exchange had accepted a notice of its intention to commence a normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preference Units. Repurchases were authorized to commence on July 9, 2019 and will terminate on July 8, 2020, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no repurchases of Class A Preferred Limited Partnership units during 2019 in connection with the normal course issuer bid.